Shareholder Fees	May 03, 2021
First Trust Morningstar Dividend Leaders Index Fund | First Trust Morningstar Dividend Leaders Index Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none